JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.5%
Aerospace & Defense — 4.2%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	35,000	39,515
Boeing Co. (The)
4.51%, 5/1/2023	150,000	160,860
4.88%, 5/1/2025	149,000	166,331
5.04%, 5/1/2027	141,000	161,502
5.15%, 5/1/2030	102,000	119,739
3.60%, 5/1/2034	127,000	128,256
5.71%, 5/1/2040	35,000	44,181
5.81%, 5/1/2050	20,000	26,422
L3Harris Technologies, Inc. 4.40%, 6/15/2028	34,000	40,712
Leidos, Inc. 4.38%, 5/15/2030 (a)	190,000	226,033
Lockheed Martin Corp.
3.55%, 1/15/2026	34,000	38,622
4.09%, 9/15/2052	109,000	147,862
Northrop Grumman Corp.
3.25%, 1/15/2028	74,000	83,531
4.03%, 10/15/2047	41,000	52,104
Precision Castparts Corp. 3.25%, 6/15/2025	24,000	26,585
Raytheon Technologies Corp.
3.50%, 3/15/2027 (a)	63,000	71,592
3.13%, 5/4/2027	114,000	127,512
4.45%, 11/16/2038	83,000	107,081
3.75%, 11/1/2046	72,000	87,309

		1,855,749

Automobiles — 0.7%
General Motors Co. 6.13%, 10/1/2025	250,000	301,084

Banks — 15.8%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	415,000	435,975
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	114,000	121,589
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	30,000	31,839
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	122,000	136,992
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	114,000	130,390
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	155,000	174,417
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	83,000	87,769

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	124,000	155,113
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (b)	20,000	25,170
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	62,000	79,121
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	233,000	241,940
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	52,000	56,361
(SOFR + 2.75%), 3.11%, 4/8/2026 (b)	62,000	67,394
3.20%, 10/21/2026	233,000	258,480
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	60,000	68,018
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	83,000	89,160
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	124,000	149,594
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	71,000	84,966
4.65%, 7/23/2048	62,000	85,980
Citizens Financial Group, Inc. 4.30%, 12/3/2025	128,000	147,533
HSBC Holdings plc (United Kingdom)
4.00%, 3/30/2022	135,000	141,385
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	229,868
Huntington Bancshares, Inc. 2.63%, 8/6/2024	47,000	50,308
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	103,000	106,651
3.76%, 7/26/2023	308,000	333,819
3.68%, 2/22/2027	31,000	35,474
3.96%, 3/2/2028	39,000	45,842
3.74%, 3/7/2029	183,000	213,207
Natwest Group plc (United Kingdom)
6.13%, 12/15/2022	395,000	434,078
6.00%, 12/19/2023	181,000	205,588
5.13%, 5/28/2024	201,000	224,744
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	13,000	14,336
2.60%, 7/23/2026	197,000	215,580
3.15%, 5/19/2027	23,000	25,865
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	83,000	86,173
2.63%, 7/14/2026	72,000	78,135
3.36%, 7/12/2027	61,000	68,711

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
US Bancorp Series V, 2.38%, 7/22/2026	105,000	113,824
Wells Fargo & Co.
2.63%, 7/22/2022	248,000	256,925
3.75%, 1/24/2024	114,000	123,828
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (b)	72,000	75,817
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	83,000	86,880
3.00%, 10/23/2026	148,000	162,950
4.30%, 7/22/2027	72,000	83,926
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	146,000	164,954
(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (b)	162,000	175,734
3.90%, 5/1/2045	93,000	116,096
4.75%, 12/7/2046	52,000	69,172
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	193,000	213,316
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	83,000	94,235

		6,875,222

Beverages — 2.6%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	83,000	93,772
4.70%, 2/1/2036	61,000	77,925
4.90%, 2/1/2046	128,000	166,930
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	41,000	48,042
4.90%, 1/23/2031	26,000	33,187
4.60%, 4/15/2048	126,000	160,455
4.44%, 10/6/2048	31,000	38,797
Coca-Cola Co. (The) 2.60%, 6/1/2050	60,000	63,573
Constellation Brands, Inc. 3.15%, 8/1/2029	50,000	55,483
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023	137,000	148,663
3.80%, 5/1/2050	20,000	24,078
PepsiCo, Inc.
2.75%, 3/19/2030	83,000	93,040
3.50%, 3/19/2040	50,000	60,875
3.45%, 10/6/2046	52,000	63,142
3.63%, 3/19/2050	20,000	25,284

		1,153,246

Biotechnology — 3.3%
AbbVie, Inc.
3.45%, 3/15/2022	52,000	53,755
2.90%, 11/6/2022	165,000	172,545
2.60%, 11/21/2024	47,000	50,233
3.60%, 5/14/2025	52,000	57,870
2.95%, 11/21/2026	98,000	108,365

Investments	Principal Amount($)	Value($)
4.25%, 11/14/2028	98,000	118,267
4.05%, 11/21/2039	129,000	156,370
4.70%, 5/14/2045	52,000	67,634
4.25%, 11/21/2049	57,000	72,039
Amgen, Inc.
2.20%, 2/21/2027	52,000	55,143
2.45%, 2/21/2030	47,000	50,413
4.40%, 5/1/2045	20,000	25,458
3.38%, 2/21/2050	20,000	22,236
Biogen, Inc. 3.15%, 5/1/2050	140,000	141,216
Gilead Sciences, Inc.
3.65%, 3/1/2026	72,000	81,586
4.15%, 3/1/2047	169,000	207,662

		1,440,792

Building Products — 0.0% (c)
Carrier Global Corp. 3.58%, 4/5/2050 (a)	20,000	22,790

Capital Markets — 5.2%
CME Group, Inc. 3.00%, 3/15/2025	85,000	93,362
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a)(b)	250,000	271,002
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/2022	210,000	222,891
4.00%, 3/3/2024	194,000	214,349
3.85%, 1/26/2027	75,000	85,700
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	107,000	126,830
3.80%, 3/15/2030	124,000	144,971
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	153,000	187,683
Morgan Stanley
2.75%, 5/19/2022	188,000	194,505
3.70%, 10/23/2024	52,000	57,801
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	40,000	42,188
3.63%, 1/20/2027	72,000	82,275
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	165,000	190,636
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	93,000	100,786
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	62,000	72,127
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	114,000	141,088
4.30%, 1/27/2045	21,000	28,535

		2,256,729

Chemicals — 1.8%
Air Products and Chemicals, Inc. 2.80%, 5/15/2050	40,000	43,725

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Dow Chemical Co. (The) 3.50%, 10/1/2024	59,000	64,727
DuPont de Nemours, Inc.
4.21%, 11/15/2023	170,000	187,233
4.73%, 11/15/2028	109,000	133,518
Huntsman International LLC 4.50%, 5/1/2029	62,000	71,345
Nutrien Ltd. (Canada) 4.20%, 4/1/2029	100,000	119,954
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	4,000	4,127
3.45%, 6/1/2027	60,000	68,211
2.95%, 8/15/2029	100,000	110,669

		803,509

Commercial Services & Supplies — 0.1%
Waste Management, Inc. 4.15%, 7/15/2049	32,000	42,364

Consumer Finance — 2.5%
American Express Co. 3.70%, 8/3/2023	62,000	67,296
Capital One Financial Corp.
3.30%, 10/30/2024	142,000	154,646
3.80%, 1/31/2028	124,000	142,419
General Motors Financial Co., Inc.
3.20%, 7/6/2021	159,000	160,974
5.20%, 3/20/2023	180,000	197,424
5.10%, 1/17/2024	130,000	145,299
4.35%, 1/17/2027	70,000	79,542
John Deere Capital Corp.
1.20%, 4/6/2023	21,000	21,446
2.60%, 3/7/2024	103,000	110,041

		1,079,087

Containers & Packaging — 0.5%
International Paper Co.
4.40%, 8/15/2047	72,000	94,275
4.35%, 8/15/2048	40,000	52,912
WRKCo, Inc. 4.65%, 3/15/2026	56,000	65,471

		212,658

Diversified Consumer Services — 0.1%
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	21,000	21,875
William Marsh Rice University 2.60%, 5/15/2050	20,000	19,445

		41,320

Diversified Financial Services — 1.0%
ORIX Corp. (Japan) 2.90%, 7/18/2022	10,000	10,350
Shell International Finance BV (Netherlands)
2.38%, 4/6/2025	41,000	43,860
3.25%, 5/11/2025	23,000	25,473
4.13%, 5/11/2035	195,000	242,834

Investments	Principal Amount($)	Value($)
4.38%, 5/11/2045	35,000	45,205
4.00%, 5/10/2046	21,000	26,022
3.25%, 4/6/2050	21,000	23,703

		417,447

Diversified Telecommunication Services — 2.9%
AT&T, Inc.
3.00%, 6/30/2022	154,000	159,731
4.30%, 2/15/2030	142,000	169,542
2.25%, 2/1/2032	130,000	131,537
4.50%, 5/15/2035	100,000	121,036
4.50%, 3/9/2048	166,000	202,297
3.50%, 9/15/2053 (a)	81,000	82,955
3.65%, 9/15/2059 (a)	30,000	30,565
Verizon Communications, Inc.
3.38%, 2/15/2025	90,000	99,947
4.33%, 9/21/2028	45,000	54,590
4.40%, 11/1/2034	20,000	25,256
4.27%, 1/15/2036	138,000	172,937

		1,250,393

Electric Utilities — 5.5%
Baltimore Gas and Electric Co. 2.90%, 6/15/2050	60,000	64,587
Commonwealth Edison Co. 3.00%, 3/1/2050	60,000	66,214
Duke Energy Corp.
3.75%, 4/15/2024	217,000	238,045
2.65%, 9/1/2026	18,000	19,584
3.75%, 9/1/2046	93,000	110,869
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	20,000	22,974
2.75%, 4/1/2050	20,000	21,301
Edison International
3.13%, 11/15/2022	57,000	58,950
2.95%, 3/15/2023	155,000	160,026
4.13%, 3/15/2028	26,000	28,467
Emera US Finance LP (Canada) 4.75%, 6/15/2046	101,000	126,949
Entergy Louisiana LLC
4.00%, 3/15/2033	179,000	223,815
2.90%, 3/15/2051	7,000	7,575
Entergy Texas, Inc. 3.55%, 9/30/2049	36,000	42,042
Evergy, Inc.
2.45%, 9/15/2024	103,000	109,126
2.90%, 9/15/2029	78,000	84,684
Exelon Corp. 4.45%, 4/15/2046	20,000	25,559
FirstEnergy Corp.
2.65%, 3/1/2030	24,000	23,668
Series C, 4.85%, 7/15/2047(d)	52,000	62,895
Florida Power & Light Co.
3.95%, 3/1/2048	30,000	39,196
3.15%, 10/1/2049	72,000	85,022

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Fortis, Inc. (Canada) 3.06%, 10/4/2026	116,000	127,192
Pacific Gas and Electric Co. 4.50%, 7/1/2040	210,000	235,553
PPL Electric Utilities Corp. 3.00%, 10/1/2049	20,000	22,212
Southern California Edison Co.
2.25%, 6/1/2030	10,000	10,364
Series 13-A, 3.90%, 3/15/2043	6,000	6,734
Series C, 3.60%, 2/1/2045	87,000	96,506
4.00%, 4/1/2047	52,000	61,893
3.65%, 2/1/2050	14,000	16,213
Southern Co. (The) 4.40%, 7/1/2046	56,000	72,332
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	17,000	18,868
Series A, 3.50%, 3/15/2027	43,000	49,240
4.60%, 12/1/2048	30,000	43,204

		2,381,859

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.
4.38%, 11/15/2057	20,000	24,972
5.45%, 11/15/2079	62,000	86,160

		111,132

Entertainment — 0.6%
Walt Disney Co. (The)
2.00%, 9/1/2029	50,000	51,835
2.65%, 1/13/2031	40,000	43,523
3.50%, 5/13/2040	80,000	93,548
2.75%, 9/1/2049	60,000	61,828

		250,734

Equity Real Estate Investment Trusts (REITs) — 4.2%
Alexandria Real Estate Equities, Inc. 2.75%, 12/15/2029	78,000	84,726
American Tower Corp.
3.38%, 10/15/2026	134,000	150,200
3.55%, 7/15/2027	163,000	183,497
3.80%, 8/15/2029	83,000	95,889
3.10%, 6/15/2050	20,000	20,729
Boston Properties LP 4.50%, 12/1/2028	31,000	36,951
Crown Castle International Corp.
3.80%, 2/15/2028	52,000	59,341
3.30%, 7/1/2030	88,000	98,207
2.25%, 1/15/2031	50,000	51,750
Healthcare Trust of America Holdings LP 2.00%, 3/15/2031	140,000	137,994
Healthpeak Properties, Inc.
4.00%, 6/1/2025	341,000	385,369
2.88%, 1/15/2031	50,000	53,407
Prologis LP 3.75%, 11/1/2025	155,000	176,244

Investments	Principal Amount($)	Value($)
Simon Property Group LP
2.45%, 9/13/2029	62,000	63,391
3.25%, 9/13/2049	40,000	39,255
UDR, Inc. 3.00%, 8/15/2031	20,000	21,955
Welltower, Inc. 3.63%, 3/15/2024	145,000	157,743

		1,816,648

Food & Staples Retailing — 0.7%
Costco Wholesale Corp. 1.60%, 4/20/2030	70,000	71,826
Kroger Co. (The)
4.45%, 2/1/2047	45,000	57,494
3.95%, 1/15/2050	60,000	73,359
Walmart, Inc.
3.70%, 6/26/2028	25,000	29,495
4.05%, 6/29/2048	51,000	70,175

		302,349

Gas Utilities — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044	31,000	39,014

Health Care Equipment & Supplies — 0.6%
Becton Dickinson and Co.
3.70%, 6/6/2027	50,000	57,387
4.69%, 12/15/2044	57,000	73,941
4.67%, 6/6/2047	41,000	53,906
3.79%, 5/20/2050	21,000	24,772
Medtronic, Inc. 3.50%, 3/15/2025	36,000	40,363

		250,369

Health Care Providers & Services — 4.5%
Aetna, Inc.
2.80%, 6/15/2023	222,000	233,377
3.88%, 8/15/2047	40,000	47,683
Anthem, Inc. 4.65%, 8/15/2044	99,000	131,265
Cigna Corp.
3.25%, 4/15/2025	134,000	147,113
2.40%, 3/15/2030	30,000	31,886
4.80%, 8/15/2038	70,000	91,231
CVS Health Corp.
3.70%, 3/9/2023	50,000	53,488
2.63%, 8/15/2024	10,000	10,701
4.30%, 3/25/2028	94,000	110,551
2.70%, 8/21/2040	200,000	202,146
5.05%, 3/25/2048	50,000	67,553
HCA, Inc.
4.50%, 2/15/2027	72,000	82,775
5.25%, 6/15/2049	135,000	177,909
UnitedHealth Group, Inc.
3.75%, 7/15/2025	70,000	79,657
3.50%, 8/15/2039	98,000	116,592
2.75%, 5/15/2040	205,000	224,599

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Universal Health Services, Inc. 2.65%, 10/15/2030(a)	150,000	154,526

		1,963,052

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.
3.70%, 1/30/2026	80,000	90,860
3.80%, 4/1/2028	60,000	70,036
2.13%, 3/1/2030	15,000	15,770
3.63%, 9/1/2049	114,000	133,597
Starbucks Corp.
2.55%, 11/15/2030	50,000	53,995
3.50%, 11/15/2050	130,000	148,897

		513,155

Industrial Conglomerates — 1.2%
General Electric Co.
2.70%, 10/9/2022	165,000	171,427
6.75%, 3/15/2032	32,000	43,629
5.88%, 1/14/2038	146,000	188,799
4.13%, 10/9/2042	8,000	8,992
4.35%, 5/1/2050	40,000	46,958
Roper Technologies, Inc. 1.75%, 2/15/2031	50,000	50,230

		510,035

Insurance — 1.6%
Aflac, Inc. 3.60%, 4/1/2030	40,000	47,104
American International Group, Inc.
3.90%, 4/1/2026	28,000	31,997
3.40%, 6/30/2030	140,000	159,587
4.50%, 7/16/2044	70,000	89,820
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	114,000	153,329
4.25%, 1/15/2049	20,000	27,109
MetLife, Inc. 4.13%, 8/13/2042	20,000	25,564
New York Life Global Funding 2.88%, 4/10/2024 (a)	62,000	66,608
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	20,000	23,773
Prudential Financial, Inc.
3.91%, 12/7/2047	21,000	25,463
3.70%, 3/13/2051	52,000	62,664

		713,018

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.
3.88%, 8/22/2037	228,000	289,291
4.05%, 8/22/2047	10,000	13,370

		302,661

IT Services — 1.9%
Fidelity National Information Services, Inc. 3.00%, 8/15/2026	197,000	219,239

Investments	Principal Amount($)	Value($)
Global Payments, Inc.
3.20%, 8/15/2029	114,000	126,459
4.15%, 8/15/2049	12,000	14,953
International Business Machines Corp.
3.00%, 5/15/2024	100,000	108,293
3.30%, 5/15/2026	150,000	169,089
Mastercard, Inc.
2.95%, 6/1/2029	35,000	39,673
3.35%, 3/26/2030	10,000	11,742
Visa, Inc.
3.15%, 12/14/2025	72,000	80,356
3.65%, 9/15/2047	20,000	25,637
2.00%, 8/15/2050	40,000	38,404

		833,845

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	72,000	76,051
4.10%, 8/15/2047	23,000	30,655

		106,706

Machinery — 0.5%
Caterpillar, Inc. 3.80%, 8/15/2042	20,000	25,596
Deere & Co.
2.75%, 4/15/2025	20,000	21,761
3.75%, 4/15/2050	48,000	62,654
Otis Worldwide Corp.
2.06%, 4/5/2025	40,000	42,016
2.57%, 2/15/2030	40,000	42,921
3.36%, 2/15/2050	20,000	23,135

		218,083

Media — 4.0%
Charter Communications Operating LLC
4.46%, 7/23/2022	194,000	205,050
2.80%, 4/1/2031	40,000	42,293
6.48%, 10/23/2045	65,000	92,680
4.80%, 3/1/2050	83,000	99,482
3.70%, 4/1/2051	25,000	26,172
Comcast Corp.
3.70%, 4/15/2024	173,000	190,453
3.95%, 10/15/2025	81,000	92,853
3.15%, 3/1/2026	72,000	80,308
4.15%, 10/15/2028	77,000	92,656
3.40%, 4/1/2030	40,000	46,211
3.90%, 3/1/2038	118,000	145,153
4.60%, 10/15/2038	184,000	243,189
4.00%, 11/1/2049	30,000	38,252
3.45%, 2/1/2050	20,000	23,601
2.45%, 8/15/2052	20,000	19,640
Discovery Communications LLC
3.95%, 3/20/2028	60,000	68,840
5.00%, 9/20/2037	30,000	38,032
4.65%, 5/15/2050	97,000	119,037
ViacomCBS, Inc. 4.95%, 5/19/2050	60,000	76,509

		1,740,411

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Metals & Mining — 0.6%
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (a)	103,000	110,802
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	142,000	174,372

		285,174

Multi-Utilities — 2.3%
Ameren Corp. 2.50%, 9/15/2024	109,000	115,923
Berkshire Hathaway Energy Co.
4.50%, 2/1/2045	83,000	108,412
3.80%, 7/15/2048	60,000	73,778
4.45%, 1/15/2049	31,000	41,811
2.85%, 5/15/2051(a)	60,000	62,518
Consolidated Edison Co. of New York, Inc. Series 20B, 3.95%, 4/1/2050	60,000	73,871
Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	19,305
NiSource, Inc.
2.95%, 9/1/2029	35,000	38,458
3.60%, 5/1/2030	40,000	46,263
Sempra Energy
3.25%, 6/15/2027	40,000	44,274
3.80%, 2/1/2038	38,000	44,212
4.00%, 2/1/2048	52,000	62,502
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	165,000	173,304
Series 20-A, 1.75%, 1/15/2031	120,000	120,972

		1,025,603

Oil, Gas & Consumable Fuels — 6.0%
BP Capital Markets America, Inc.
4.23%, 11/6/2028	31,000	36,874
3.00%, 2/24/2050	67,000	69,204
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	147,000	164,123
Cameron LNG LLC
2.90%, 7/15/2031(a)	30,000	32,917
3.30%, 1/15/2035(a)	25,000	28,112
3.70%, 1/15/2039(a)	5,000	5,663
Chevron Corp.
1.55%, 5/11/2025	83,000	86,285
2.95%, 5/16/2026	72,000	79,691
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	152,000	174,884
Concho Resources, Inc. 4.30%, 8/15/2028	120,000	142,279
Diamondback Energy, Inc. 3.50%, 12/1/2029	60,000	62,857
Energy Transfer Operating LP 4.95%, 6/15/2028	32,000	35,781

Investments	Principal Amount($)	Value($)
Enterprise Products Operating LLC 3.13%, 7/31/2029	21,000	23,266
Exxon Mobil Corp.
2.99%, 3/19/2025	62,000	67,733
2.61%, 10/15/2030	165,000	180,052
3.00%, 8/16/2039	145,000	155,587
4.33%, 3/19/2050	20,000	25,851
Kinder Morgan, Inc.
4.30%, 6/1/2025	86,000	97,811
2.00%, 2/15/2031	50,000	49,064
5.55%, 6/1/2045	65,000	82,187
Marathon Petroleum Corp.
4.50%, 5/1/2023	160,000	172,898
4.75%, 9/15/2044	17,000	18,964
MPLX LP
4.25%, 12/1/2027	28,000	31,810
4.00%, 3/15/2028	34,000	38,378
4.50%, 4/15/2038	62,000	68,697
5.50%, 2/15/2049	20,000	24,862
Pioneer Natural Resources Co. 1.90%, 8/15/2030	50,000	49,139
Plains All American Pipeline LP 3.55%, 12/15/2029	60,000	61,501
Suncor Energy, Inc. (Canada) 4.00%, 11/15/2047	20,000	21,336
Sunoco Logistics Partners Operations LP 5.40%, 10/1/2047	117,000	124,597
Total Capital International SA (France)
2.43%, 1/10/2025	72,000	76,635
2.83%, 1/10/2030	134,000	149,587
3.46%, 7/12/2049	20,000	22,903
3.13%, 5/29/2050	40,000	43,786
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	44,000	52,484
Williams Cos., Inc. (The)
3.50%, 11/15/2030	50,000	55,357
4.85%, 3/1/2048	20,000	23,932

		2,637,087

Pharmaceuticals — 3.8%
AstraZeneca plc (United Kingdom) 4.38%, 11/16/2045	52,000	69,692
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	52,000	60,689
4.35%, 11/15/2047	32,000	43,559
4.25%, 10/26/2049	72,000	97,448
Eli Lilly and Co. 2.25%, 5/15/2050	164,000	159,550
Pfizer, Inc.
4.00%, 12/15/2036	40,000	51,028
2.55%, 5/28/2040	30,000	31,795
4.40%, 5/15/2044	20,000	26,847
2.70%, 5/28/2050	100,000	106,715

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Royalty Pharma plc 3.30%, 9/2/2040 (a)	150,000	156,717
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	76,000	77,119
2.88%, 9/23/2023	124,000	131,605
3.20%, 9/23/2026	260,000	290,394
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	150,000	171,143
Zoetis, Inc.
3.00%, 9/12/2027	83,000	93,083
4.70%, 2/1/2043	40,000	54,644
3.00%, 5/15/2050	40,000	44,215

		1,666,243

Road & Rail — 2.4%
Burlington Northern Santa Fe LLC
4.55%, 9/1/2044	25,000	34,820
4.15%, 4/1/2045	73,000	96,351
CSX Corp.
3.25%, 6/1/2027	190,000	214,769
4.25%, 3/15/2029	40,000	48,470
4.10%, 3/15/2044	20,000	24,953
4.30%, 3/1/2048	59,000	77,579
3.80%, 4/15/2050	10,000	12,532
Norfolk Southern Corp.
4.15%, 2/28/2048	134,000	174,380
3.16%, 5/15/2055	40,000	44,734
Union Pacific Corp.
3.95%, 9/10/2028	122,000	144,913
3.70%, 3/1/2029	72,000	84,377
4.38%, 9/10/2038	42,000	53,189
3.25%, 2/5/2050	26,000	29,769

		1,040,836

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc. 3.50%, 12/5/2026	84,000	95,282
Broadcom Corp.
3.63%, 1/15/2024	114,000	123,082
3.88%, 1/15/2027	193,000	216,854
Broadcom, Inc.
3.15%, 11/15/2025	81,000	88,236
4.75%, 4/15/2029	52,000	61,898
Intel Corp. 3.25%, 11/15/2049	100,000	114,437
NVIDIA Corp. 3.50%, 4/1/2050	60,000	72,942
NXP BV (Netherlands) 4.30%, 6/18/2029 (a)	40,000	46,924
QUALCOMM, Inc. 3.25%, 5/20/2050	20,000	23,611

		843,266

Investments	Principal Amount($)	Value($)
Software — 2.1%
Microsoft Corp.
3.30%, 2/6/2027	30,000	34,239
3.45%, 8/8/2036	72,000	89,038
4.10%, 2/6/2037	72,000	94,877
3.70%, 8/8/2046	61,000	78,811
2.53%, 6/1/2050	60,000	64,256
Oracle Corp.
2.50%, 4/1/2025	83,000	89,003
3.25%, 11/15/2027	55,000	62,335
2.95%, 4/1/2030	67,000	75,173
3.80%, 11/15/2037	52,000	62,227
3.60%, 4/1/2040	62,000	72,348
4.00%, 7/15/2046	31,000	37,893
3.60%, 4/1/2050	124,000	144,283

		904,483

Specialty Retail — 1.8%
AutoZone, Inc. 1.65%, 1/15/2031	90,000	88,366
Home Depot, Inc. (The)
2.70%, 4/15/2030	62,000	68,728
4.20%, 4/1/2043	30,000	39,174
3.13%, 12/15/2049	47,000	54,105
3.35%, 4/15/2050	20,000	23,775
3.50%, 9/15/2056	20,000	24,552
Lowe’s Cos., Inc.
3.10%, 5/3/2027	40,000	44,764
3.70%, 4/15/2046	83,000	97,737
4.05%, 5/3/2047	40,000	49,142
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	255,000	290,081

		780,424

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.
2.40%, 5/3/2023	80,000	84,006
3.25%, 2/23/2026	64,000	71,725
2.90%, 9/12/2027	73,000	81,741
1.65%, 5/11/2030	40,000	41,349
3.85%, 5/4/2043	20,000	25,732
3.45%, 2/9/2045	83,000	101,726
4.65%, 2/23/2046	121,000	174,084
2.65%, 5/11/2050	20,000	21,447
Dell International LLC
5.45%, 6/15/2023 (a)	176,000	194,728
6.02%, 6/15/2026 (a)	120,000	145,672
5.30%, 10/1/2029 (a)	40,000	48,320

		990,530

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc.
3.25%, 3/27/2040	30,000	35,211
3.38%, 3/27/2050	90,000	108,601

		143,812

Thrifts & Mortgage Finance — 0.5%
Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a)(b)	200,000	207,920

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tobacco — 1.6%
Altria Group, Inc.
2.85%, 8/9/2022	103,000	107,186
4.80%, 2/14/2029	114,000	136,469
5.38%, 1/31/2044	63,000	81,827
5.95%, 2/14/2049	20,000	28,435
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	186,000	209,578
4.54%, 8/15/2047	52,000	58,557
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	60,000	68,485

		690,537

Trading Companies & Distributors — 1.2%
Air Lease Corp.
3.00%, 9/15/2023	266,000	275,764
2.30%, 2/1/2025	114,000	115,859
3.75%, 6/1/2026	62,000	66,804
3.25%, 10/1/2029	52,000	53,054

		511,481

Water Utilities — 0.2%
American Water Capital Corp.
2.80%, 5/1/2030	47,000	51,781
3.45%, 5/1/2050	40,000	47,550

		99,331

Wireless Telecommunication Services — 2.0%
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	83,000	98,868
T-Mobile USA, Inc.
3.50%, 4/15/2025 (a)	155,000	171,411
3.75%, 4/15/2027 (a)	93,000	105,285
3.88%, 4/15/2030 (a)	40,000	45,876
4.38%, 4/15/2040 (a)	25,000	30,532
4.50%, 4/15/2050 (a)	87,000	108,711
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	134,000	146,541
4.38%, 5/30/2028	52,000	62,445
4.25%, 9/17/2050	92,000	112,589

		882,258

TOTAL CORPORATE BONDS (Cost $38,625,204)		42,514,446

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds
2.38%, 11/15/2049	128,300	152,813
1.25%, 5/15/2050	150,000	138,117

TOTAL U.S. TREASURY OBLIGATIONS (Cost $289,589)		290,930

ASSET-BACKED SECURITIES — 0.1%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	26,928	25,858
United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.70%, 5/1/2032	19,705	18,584

TOTAL ASSET-BACKED SECURITIES (Cost $45,867)		44,442

	Shares
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (e)(f) (Cost $505,300)	505,300	505,300

Total Investments — 99.4% (Cost $39,465,960)		43,355,118
Other Assets Less Liabilities — 0.6%		260,517

Net Assets — 100.0%		43,615,635

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2020.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	12	03/2021	USD	2,096,250	349

Short Contracts
U.S. Treasury 10 Year Note	(5)	03/2021	USD	(690,547)	(50)
U.S. Treasury 10 Year Ultra Note	(6)	03/2021	USD	(942,094)	(247)
U.S. Treasury Ultra Bond	(3)	03/2021	USD	(647,062)	6,064

					5,767

					6,116

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$44,442	$—	$44,442
Corporate Bonds	—	42,514,446	—	42,514,446
U.S. Treasury Obligations	—	290,930	—	290,930
Short-Term Investments
Investment Companies	505,300	—	—	505,300

Total Investments in Securities	$505,300	$42,849,818	$—	$43,355,118

Appreciation in Other Financial Instruments
Futures Contracts	$6,413	$—	$—	$6,413

Depreciation in Other Financial Instruments
Futures Contracts	$(297)	$—	$—	$(297)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	$326,606	$9,517,185	$9,338,491	$—	$—	$505,300	505,300	$635	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.